Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

On September 25, 2025, the Company and the original shareholder (the “Seller”) of ELEFUN GROUP CO., LIMITED (“Elefun”) entered into a Share Transfer Agreement. According to the agreement, the Seller intends to sell, and the Company intends to purchase from the Seller, an aggregate of 30% of the issued and outstanding shares of Elefun at a total price of $8,100,000. Up to January 27, 2026, the transaction has been closed, and the Company has fully paid the consideration.

On November 20, 2025, the Company entered into a sales agreement (the “Sales Agreement”) with AC Sunshine Securities, LLC (the “Sales Agent”), acting as the Company’s sales agent, pursuant to which the Company may offer and sell, from time to time, through the Sales Agent Class A ordinary shares, par value $0.05 per share (the “Class A Ordinary Shares”).

The Company is not obliged to sell any shares under the Sales Agreement. Subject to the terms and conditions of the Sales Agreement, the Sales Agent will use commercially reasonable efforts consistent with its normal trading and sales practices, applicable state and federal law, rules and regulations, and the rules of The Nasdaq Stock Market to sell shares from time to time based upon the Company’s instructions, including any price, time, or size limits specified by the Company. Upon delivery of a sales notice, and subject to the Company’s instructions in that notice, and the terms and conditions of the Sales Agreement generally, the Sales Agent may sell the Class A Ordinary Shares by any method permitted by law deemed to be an “at the market offering” as defined by Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended. The Company will pay the Sales Agent a commission of 3.5% of the aggregate gross proceeds from each sale of Class A Ordinary Shares and has agreed to provide the Sales Agent with customary indemnification rights. The Company has also agreed to reimburse the Sales Agent for certain specified expenses.

Class A Ordinary Shares will be offered and sold pursuant to the prospectus supplement, dated November 21, 2025, to the registration statement on Form F-3 (Registration Number 333-289943), filed by the Company on August 29, 2025 (the “Registration Statement”), that forms a part of such Registration Statement, for an aggregate offering price of up to $200,000,000.

On October 21, 2025, the Company held an extraordinary general meeting of shareholders (the “EGM”). During the EGM, the shareholders passed certain resolutions with respect to: (i) one or more share consolidations of all of the authorized, issued, and outstanding shares of the Company (collectively, the “Shares”), each at such consolidation ratio and with such effective time as the board of directors of the Company (the “Board”) may determine in its sole discretion (together, the “Share Consolidations,” and each, a “Share Consolidation”); provided, however, that the accumulated consolidation ratio for any and all such Share Consolidations shall be no less than 2:1 nor greater than 250:1, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to nominal value) as the existing Shares of each class as set out in the Company’s existing amended and restated memorandum and articles of association; and (ii) the adoption of a further amended and restated memorandum of association to reflect the relevant Share Consolidation.

On November 29, 2025, the Board passed certain resolutions with respect to (i) a consolidation of the Shares at the ratio of 100:1; and (ii) the adoption of an amended and restated memorandum of association in substitution for, and to the entire exclusion of, the Company’s existing memorandum of association, to reflect the Share Consolidation. The effective date of the Share Consolidation was December 29, 2025 (the “Effective Date”). On the Effective Date, the Company’s authorized ordinary shares were consolidated at the ratio of one hundred-for-one, and the authorized share capital of the Company became US$100,000,000 divided into 16,000,000 Class A ordinary shares of par value US$5.00 each and 4,000,000 Class B ordinary shares of par value US$5.00 each.

As of December 28, 2025, the Company had 122,001,406 ordinary shares issued and outstanding, composed of 121,925,481 Class A ordinary shares and 75,925 Class B ordinary shares. As a result of the Share Consolidation, as of the Effective Date, there were approximately 1,220,015 ordinary shares issued and outstanding, composed of approximately 1,219,255 Class A ordinary shares and 760 Class B ordinary shares (subject to the adjustment of rounding fractional shares into additional whole shares).

On December 30, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with LWY GROUP LTD, a British Virgin Islands company and an existing shareholder of the Company, which is wholly owned by Baiming Yu (“LWY GROUP”). Pursuant to the Securities Purchase Agreement, LWY GROUP agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to LWY GROUP, an aggregate of 100,000 Class B ordinary shares of the Company, par value US$5.00 per share, for an aggregate purchase price of $500,000, in accordance with Regulation S under the Securities Act of 1933, as amended.

As a result of the above transaction, Baiming Yu, through LWY GROUP, will beneficially own 100,625 Class B ordinary shares of the Company, representing 2,012,500 votes on matters to be decided by way of a poll and approximately 55.30% of the aggregate voting power of the Company’s outstanding ordinary shares.

On January 20, 2026, the Company entered into a service agreement with Zhejiang Jijian New Energy Technology Co., Ltd. (“Zhejiang Jijian”), to commission Zhejiang Jijian to provide professional investment advisory and agency services for potential real estate projects. As of the date of this annual report, an advance payment of RMB10,500,000 (approximately $1,506,456) has been disbursed to Zhejiang Jijian, which is refundable and fully deductible from the final property purchase price.

The Group has evaluated subsequent events from September 30, 2025 and through the date of issuance of the consolidated financial statements which is January 30, 2026, and did not identify any subsequent events except disclosed above that would have material financial impact or that required adjustment of the Group’s consolidated financial statements.